AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 73.6%
Common Stocks — 35.6%
Canada — 0.7%
Husky Energy, Inc.	5,300	$ 37,284
Wheaton Precious Metals Corp.	5,166	135,462
		172,746
China — 2.0%
Baidu, Inc., ADR*	760	78,098
China Life Insurance Co. Ltd. (Class H Stock)	57,000	132,096
China Mobile Ltd.	12,000	99,539
China Telecom Corp. Ltd., ADR	2,085	95,013
China Telecom Corp. Ltd. (Class H Stock)	9,700	4,423
Kunlun Energy Co. Ltd.	76,050	65,548
		474,717
Denmark — 0.4%
AP Moller - Maersk A/S (Class B Stock)	79	89,289
Drilling Co. of 1972 A/S (The)*	158	8,871
		98,160
France — 3.0%
BNP Paribas SA	4,072	198,326
Cie de Saint-Gobain	1,602	62,901
Credit Agricole SA	9,264	112,481
Sanofi	2,063	191,465
Veolia Environnement SA	5,111	129,550
		694,723
Germany — 2.4%
Bayer AG	2,423	170,745
Deutsche Telekom AG	1,784	29,939
E.ON SE	11,357	110,391
Merck KGaA	848	95,481
Siemens AG	1,306	139,912
		546,468
Hong Kong — 0.8%
CK Asset Holdings Ltd.	1,500	10,160
CK Hutchison Holdings Ltd.	19,500	172,349
Value Partners Group Ltd.	14,700	7,428
		189,937
Ireland — 0.1%
Bank of Ireland Group PLC	6,628	26,301
Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR*(a)	9,114	62,704
Italy — 0.5%
Eni SpA	7,865	120,291
Japan — 3.7%
Kirin Holdings Co. Ltd.	4,660	98,826
Mitsui Fudosan Co. Ltd.	4,570	113,836
Panasonic Corp.	16,100	131,200
Seven & i Holdings Co. Ltd.	2,700	103,771
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sumitomo Mitsui Financial Group, Inc.	3,257	$ 111,733
Suntory Beverage & Food Ltd.	1,910	81,801
Taiheiyo Cement Corp.	1,630	43,844
Takeda Pharmaceutical Co. Ltd.	5,054	173,190
		858,201
Luxembourg — 0.9%
SES SA	11,172	203,550
Netherlands — 1.9%
Aegon NV	20,403	84,845
ING Groep NV	17,238	180,578
Royal Dutch Shell PLC (Class B Stock)	6,196	182,617
		448,040
Singapore — 0.8%
Singapore Telecommunications Ltd.	81,900	183,692
South Korea — 1.3%
KB Financial Group, Inc., ADR(a)	3,266	116,662
Samsung Electronics Co. Ltd.	4,339	178,133
		294,795
Spain — 0.3%
Telefonica SA	10,415	79,542
Switzerland — 1.4%
Alcon, Inc.*	73	4,257
Novartis AG	368	31,875
Roche Holding AG	710	206,777
UBS Group AG*	8,170	92,758
		335,667
Taiwan — 0.1%
Catcher Technology Co. Ltd.	3,000	22,761
Thailand — 0.5%
Bangkok Bank PCL	17,400	98,816
Bangkok Bank PCL, NVDR	1,800	10,214
		109,030
United Kingdom — 3.5%
Barclays PLC	35,538	65,581
BP PLC	29,100	184,314
HSBC Holdings PLC	15,800	121,966
Kingfisher PLC	50,324	127,732
Standard Chartered PLC	19,942	167,494
Vodafone Group PLC	77,805	155,017
		822,104
United States — 11.0%
Allergan PLC	1,432	240,991
AmerisourceBergen Corp.	895	73,685
Apache Corp.	6,220	159,232
Capital One Financial Corp.	993	90,343
Cardinal Health, Inc.	1,590	75,032
Citigroup, Inc.	2,528	174,634
Comcast Corp. (Class A Stock)	2,057	92,730
CommScope Holding Co., Inc.*	3,780	44,453
Coty, Inc. (Class A Stock)	6,912	72,645
A1

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Exxon Mobil Corp.	1,815	$ 128,157
Gilead Sciences, Inc.	3,290	208,520
Kellogg Co.	3,600	231,660
Kroger Co. (The)	7,193	185,436
Mattel, Inc.*(a)	7,495	85,368
Navistar International Corp.*	2,558	71,905
Oracle Corp.	2,746	151,112
United Parcel Service, Inc. (Class B Stock)	910	109,036
Verizon Communications, Inc.	740	44,667
Walgreens Boots Alliance, Inc.	3,771	208,574
Wells Fargo & Co.	2,360	119,039
		2,567,219

Total Common Stocks (cost $9,306,742)		8,310,648
Exchange-Traded Funds — 14.3%
Franklin LibertyQ Emerging Markets ETF(a)	28,000	810,205
Invesco QQQ Trust Series 1	454	85,720
SPDR Bloomberg Barclays High Yield Bond ETF(a)	22,392	2,434,906

Total Exchange-Traded Funds (cost $3,414,414)		3,330,831
Unaffiliated Mutual Fund — 23.7%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6 Stock)**	573,086	5,536,012
(cost $5,548,221)

Total Long-Term Investments (cost $18,269,377)		17,177,491
Short-Term Investments — 37.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,034,316	6,034,316
PGIM Institutional Money Market Fund (cost $2,695,308; includes $2,691,891 of cash collateral for securities on loan)(b)(w)	2,694,769	2,695,038

Total Short-Term Investments (cost $8,729,624)		8,729,354

TOTAL INVESTMENTS—111.0% (cost $26,999,001)		25,906,845

Liabilities in excess of other assets(z) — (11.0)%		(2,571,374)

Net Assets — 100.0%		$ 23,335,471

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OTC	Over-the-counter
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
STOXX	Stock Index of the Eurozone

*	Non-income producing security.
**	Investment is an affiliate of the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,637,000; cash collateral of $2,691,891 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A2

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12	10 Year U.S. Treasury Notes	Dec. 2019	$1,563,750	$(20,271)
24	EURO STOXX 50 Index	Dec. 2019	929,945	12,418
3	NASDAQ 100 E-MINI Index	Dec. 2019	466,230	(7,281)
17	Russell 2000 E-Mini Index	Dec. 2019	1,296,250	(52,183)
				(67,317)
Short Position:
17	S&P 500 E-Mini Index	Dec. 2019	2,531,725	21,136
				$(46,181)

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Barclays Cross Asset Trend Index(M)	0.53%(M)	Barclays Bank PLC	2/21/20	782	$(6,313)	$—	$(6,313)
Barclays TrendStar+ Index(M)	0.70%(M)	Barclays Bank PLC	2/21/20	996	(4,836)	—	(4,836)
SGI VI Smart Beta Index(M)(3)	1 Month LIBOR + 0.50%(M)	Societe Generale	2/21/20	1,190	2,817	—	2,817
					$(8,332)	$—	$(8,332)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	The value of the SGI VI Smart Beta Index is derived from CBOE Volatility Index Futures. The allocation was 100% at September 30, 2019.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3